Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
9.	Segment Information

Since the Company opened its first retail store in June 2013, it operates in two segments - (1) design and licensing and (2) retail, which are based on its business activities and organization. The operating segments are segments of the Company for which separate discrete financial information is available and for which operating results are evaluated regularly by the chief operating decision makers, made up of the Company’s executive management team, in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of licensing and design fees) and operating income for each segment. The design and licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products and related design and other service fees. The retail segment represents sales of Isaac Mizrahi New York branded products through its retail store. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Revenue:
Net licensing revenue	$2,885,000	$2,456,000	$5,788,000	$5,050,000
Design and service fee income	289,000	368,000	574,000	654,000
Design and licensing revenues	3,174,000	2,824,000	6,362,000	5,704,000
Retail sales	32,000	-	32,000	-
Total revenues	$3,206,000	$2,824,000	$6,394,000	$5,704,000

Operating loss:
Design and licensing	$(1,370,000)	$(810,000)	$(831,000)	$(122,000)
Retail	(93,000)	-	(93,000)	-
Total operating loss	$(1,463,000)	$(810,000)	$(924,000)	$(122,000)

	Three Months Ended		Six Months Ended
Capital Expenditures	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Property and equipment:
Design and licensing	$46,000	$47,000	$97,000	$91,000
Retail	118,000	-	118,000	-
Total capital expenditures	$164,000	$47,000	$215,000	$91,000

Long Lived Assets	June 30, 2013	December 31, 2012
Trademarks and other intangibles, net:
Design and licensing	$45,572,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,572,000	$45,835,000
Property and equipment:
Design and licensing	$1,033,000	$1,113,000
Retail	117,000	-
Total property and equipment	$1,150,000	$1,113,000